Lease liabilities and commitment	12 Months Ended
Dec. 31, 2022
Lease Liabilities and Commitment [Abstract]
Lease liabilities and commitment

Note 10 — Lease liabilities and commitment

The Group entered into lease agreements for office space, garage, office equipment and vehicles with expiration dates ranging from 2023 to 2027. The lease terms were between 2 to 6 years. The Company’s lease liabilities payables and commitments for minimum lease payments under these leases as at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	EUR	EUR
Lease liabilities payable:
Less than 1 year	80,637	77,520
1 to 3 years	141,909	147,453
3 to 5 years	84,864	131,904
More than 5 years	-	16,230
	307,410	373,107

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31, 2022	December 31, 2021
	EUR	EUR
Less than 1 year	82,666	80,054
1 to 3 years	144,273	150,793
3 to 5 years	85,289	133,169
More than 5 years	-	16,250
	312,228	380,266

At December 31, 2022, the total cash outflow for leases amount to EUR86,196 (2021: EUR56,996).